Share-based awards - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares	Mar. 31, 2023 $ / shares
Number of share options
Outstanding at beginning of year | shares	7,373,334	7,373,334
Exercised | shares	(164,000)	(164,000)
Canceled/forfeited | shares	(80,000)	(80,000)
Vested and exercisable | shares	5,471,334
Vested and expected to vest | shares	6,957,375
Outstanding at end of year | shares	7,129,334	7,129,334	7,373,334
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year | $ / shares		$ 75.39
Exercised | $ / shares		26.00
Canceled/forfeited | $ / shares		26.00
Vested and exercisable | $ / shares							$ 78.51
Vested and expected to vest | $ / shares							$ 76.82
Outstanding at end of year | $ / shares		$ 77.08		$ 75.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding	3 years 10 months 24 days	3 years 10 months 24 days	3 years 6 months
Weighted average remaining contractual life, vested and exercisable	3 years 3 months 18 days	3 years 3 months 18 days
Weighted average remaining contractual life, vested and expected to vest	3 years 9 months 18 days	3 years 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense	¥ 30,831	$ 4,489	¥ 23,971		¥ 50,120
Options
Number of share options
Granted | shares	0	0			0
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥	¥ 1,778
Aggregate intrinsic value of options that were vested and exercisable | ¥	1,164
Aggregate intrinsic value of options that were vested and expected to vest | ¥	1,724
Weighted average grant date fair value of share options | $ / shares		$ 0		$ 103.72		$ 0
Total grant date fair value of options vested | ¥	327		306		¥ 335
Aggregate intrinsic value of share options exercised | ¥	67		137		468
Cash received from option exercise under the share option plans | ¥	¥ 8		¥ 109		¥ 205
Granted | shares	0	0			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum			1.93%
Risk-free interest rate, maximum			2.00%
Expected dividend yield			0.00%
Expected volatility			35.70%
Unamortized compensation costs | ¥	¥ 283
Weighted average period over which unamortized compensation costs expected be recognized	3 years 2 months 12 days	3 years 2 months 12 days
Share-based compensation expense | ¥	¥ 490		¥ 86		¥ 159
Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)			3 years 8 months 15 days
Options | Maximum
Additional disclosure
Expiry period	12 years	12 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)			7 years 1 month 20 days